NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2017
Schedule of Future Minimum Lease Receipts
Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2017
Within 1 year	$43,202,345
2 years	27,817,612
3 years	8,349,451
4 years	5,803,700
5 years	1,558,517
Total minimum lease receipts	86,731,625
Less: amount representing interest	(9,140,852)
Present value of minimum lease receivable	$77,590,773

Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases
Following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2017 and 2016:

	2017	2016
Total minimum lease payments to be received	$86,731,625	$85,836,232
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	86,731,625	85,836,232
Less: Allowance for uncollectible receivables	(867,316)	(858,362)
Net minimum lease payment receivable	85,864,309	84,977,870
Estimated residual value of leased property		-
Less: unearned income	(9,140,852)	(10,272,223)
Net investment in direct financing leases	$76,723,457	$74,705,647

Schedule of Allowance for Uncollectible and Minimum Lease Payments Receivables
The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2017, 2016 and 2015 were as following:

	For the years ended June 30,
	2017	2016	2015

Allowance for uncollectible receivables at the beginning of year	$858,362	$302,401	$1,238,685
Provision for lease payment receivables	27,332	597,444	70,467
Direct write-downs charged against the allowance	-	-	(1,011,999)
Allowance to charge off direct financing lease interest income	-	-	-
Recoveries of amounts previously charged off	-	-	-
Effect of foreign currency translation	(18,378)	(41,483)	5,248
Allowance for uncollectible receivables at the end of year	$867,316	$858,362	$302,401

Individually evaluated for impairment	$-	$-	$-
Collectively evaluated for impairment	867,316	858,362	302,401
Allowance for uncollectible receivables at the end of year	$867,316	$858,362	$302,401

Minimum lease payments receivable
Individually evaluated for impairment	$-	$-	$-
Collectively evaluated for impairment	86,731,625	85,836,232	30,240,137
Ending balance	$86,731,625	$85,836,232	$30,240,137

Summary of Risk Classification of Direct Financing Lease Receivables	The risk classification of direct financing lease receivables is as follows:
	June 30, 2017	June 30, 2016

Normal	$86,731,625	$85,836,232
Abnormal	-	-
Total	$86,731,625	$85,836,232